UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F - HR
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March  31, 2007


Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Mulholland Capital Advisors, LLC.
Address: 1999 Avenue of the Stars
         Suite 1100
         Los Angeles, California 90067


Form 13F File Number: 28-Initial report

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Bruce Eliot
Title: Chief Executive Officer
Phone: 310-356-4628


Signature, Place, and Date of Signing:

Bruce Eliot	Los Angeles, CA		April 10, 2007



Report Type (Check only one.):

[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 0
Form 13F Information Table Value Total: 0(thousands)

List of Other Included Managers:


NONE

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
	FORM 13F INFORMATION TABLE

							Value	Shares/	SH/	PUT/	Invstmt	Other	 Voting Authority
Name of Issuer  	Title of Class  CUSIP  		(x$1000)Prn Amt PRN	Call	Dscretn	ManagersSole	Shared	None
-----------------	-------------	---------	-------	-------	---	---	-------	-------	-----	-----	----
